ADVISORONE FUNDS

Supplement dated February 26, 2018

to the Prospectus dated September 1, 2017

This Supplement updates and supersedes any contrary information contained in the Prospectus dated September 1, 2017 of the AdvisorOne Funds.

The section titled “CLS Global Diversified Equity Fund Summary,” subsection “Portfolio Managers” on page 4 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Grant Engelbart, CFA, Portfolio Manager and Rusty Vanneman, CFA, Chief Investment Officer of CLS share responsibility for the day-to-day management of the Fund as Co-Portfolio Managers. Mr. Engelbart has served as Co-Portfolio Manager of the Fund since December 2015. Mr. Vanneman has served as Co-Portfolio Manager of the Fund since February 2013.

The section titled “CLS Growth and Income Fund Summary,” subsection “Portfolio Managers” on page 8 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Josh Jenkins, CFA, Portfolio Manager and Rusty Vanneman, CFA, Chief Investment Officer of CLS share responsibility for the day-to-day management of the Fund as Co-Portfolio Managers. Mr. Vanneman has served as Co-Portfolio Manager of the Fund since February 2013. Mr. Jenkins has served as Co-Portfolio manager of the Fund since December 2015.

The section titled “CLS International Equity Fund Summary,” subsection “Portfolio Managers” on page 12 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Joe Smith, CFA, Senior Market Strategist, Kostantin Etus, CFA, Portfolio Manager, and Jackson Lee, CFA, Quantitative Investment Research Analyst share primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Etus has served as Co-Portfolio Manager of the Fund since November 2014. Mr. Smith has served as Co-Portfolio Manager of the Fund since December 2015. Mr. Lee has served as Co-Portfolio Manager of the Fund since February 2018.

The section titled “CLS Shelter Fund Summary,” subsection “Portfolio Manager” on page 24 of the prospectus has been replaced in its entirety with the following:

Portfolio Manager: CLS utilizes a team approach for management of the Fund and from the team, the Fund is assigned co-portfolio managers who are primarily responsible for the day-to-day management of the Fund’s portfolio. Rusty Vanneman, CFA, Chief Investment Officer of CLS, Gene Frerichs, Senior Investment Performance Analyst, Jackson Lee, CFA, Quantitative Investment Research Analyst, and Case Eichenberger, Client Portfolio Manager share primarily responsibility for the day-to-day management of the Fund’s portfolio. Mr. Vanneman has served as Co-Portfolio manager of the Fund since February 2018. Mr. Frerichs has served as Co-Portfolio manager of the Fund since September 2017. Mr. Lee has served as Co-Portfolio Manager of the Fund since February 2018. Mr. Eichenberger has served as Co-Portfolio Manager of the Fund since February 2018.

The section titled “Investment Adviser,” subsection “Portfolio Managers” on page 36 of the prospectus is replaced with the following:

CLS utilizes a team approach for management of the Funds, and from the team each Fund is assigned a portfolio manager (or in some cases, co-managers) that is primarily responsible for the day-to-day management of the Fund’s portfolio. The Funds’ Portfolio Management Team includes: Rusty Vanneman, CFA and Chief Investment Officer, Marc Pfeffer, Grant Engelbart, CFA, Konstantin Etus, CFA, Josh Jenkins, CFA, Joe Smith, CFA, Gene Frerichs, Jackson Lee, CFA, and Case Eichenberger. CLS’s Chief Investment Officer also provides strategic direction and oversight to the portfolio management team, including their management of the Funds.

Mr. Vanneman has been the Chief Investment Officer and a portfolio manager of CLS since September 2012. Previously, Mr. Vanneman was Chief Investment Officer and Portfolio Manager at Kobren Insight Management (KIM). Mr. Vanneman’s 11-year tenure at KIM included a five-year span during which KIM was owned by E*TRADE. At KIM, Mr. Vanneman also held positions as Managing Director, Director of Research, and Portfolio Manager for the former Kobren Insight mutual funds and the hedge fund Alumni Partners. At E*TRADE, he was the Senior Market Strategist and also served on the E*TRADE Capital Management, LLC Investment Policy Committee. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company’s Strategic Advisors. Prior to that, he was a Managing Analyst for Thomson Financial’s Thomson Global Markets.

Mr. Pfeffer joined CLS as a Senior Portfolio Manager in August 2011. Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC since 2004 and was also the head of Milestone’s portfolio management and research teams. Prior to joining Milestone, Mr. Pfeffer worked with Bear, Stearns & Co., Inc. and Goldman Sachs Asset Management.

Mr. Engelbart joined CLS in 2009 and has been a portfolio manager of CLS since 2013. Prior to joining CLS, Mr. Engelbart held positions at TD Ameritrade and State Street Corporation. Mr. Engelbart graduated from the University of Nebraska in Lincoln with a degree in Business Administration-Finance.

Mr. Etus joined CLS in 2011 initially as a Trading Specialist before becoming a member of CLS’s portfolio management team in 2013. Prior to joining CLS, Mr. Etus worked as an Associate Financial Analyst at ConAgra Foods, Inc., managing the company’s global cash network.

Mr. Smith joined CLS in 2015 as a Senior Market Strategist. Prior to joining CLS, Mr. Smith worked at Russell Investments, where he served as an analyst responsible for asset allocation research, portfolio construction, optimization design, and risk management research and Russell ETFs as Manager of ETF Product Research & Development, a role in which he developed quantitative indexing strategies implemented as ETFs.

Mr. Jenkins joined CLS in 2013 as a Portfolio Manager. Prior to joining CLS, Mr. Jenkins worked as an analyst on the private equity desk at Auriga USA, LLC, a small broker-dealer headquartered in New York City.

Mr. Frerichs joined CLS in 1997. Mr. Frerichs received his Bachelor of Arts degree in Mathematics from Chadron State College.

Mr. Lee joined CLS in 2014 as an Investment Research Analyst. Prior to joining CLS, Mr. Lee worked as an analyst for Orion Advisor Services, an affiliate of CLS. Mr. Lee graduated from Creighton University in Omaha with a degree in Business Administration.

Mr. Eichenberger joined CLS in 2007 and has been a portfolio manager of CLS since 2015. Mr. Eichenberger graduated from Midland University with a degree in Business Administration.

The Funds' Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Funds.

This Supplement updates and supersedes any contrary information contained in the SAI of the AdvisorOne Funds dated September 1, 2017.

The first paragraph and table under the section titled “Portfolio Managers” on page 38 of the SAI have been replaced with the following.

The Adviser utilizes a team approach for management of the Funds, and from the team each fund is assigned a lead manager (or in some cases, co-managers), responsible for the day-to-day management of the Fund.  Rusty Vanneman, Marc Pfeffer, Grant Engelbart, Konstantin Etus, Josh Jenkins, Joe Smith, Gene Frerichs, Jackson Lee, and Case Eichenberger are the Portfolio Managers of the Funds.  As of February 23, 2018, the Portfolio Managers were primarily responsible for the management of the following types of accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($millions)	Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed ($ millions)
Rusty Vanneman	5	$1,274	0	$0	16,000	$945	$2,220
Marc Pfeffer	3	$582	0	$0	6,783	$887	$1,469
Grant Engelbart	2	$505	0	$0	12,056	$1,513	$2,017
Konstantin Etus	2	$208	0	$0	6,642	$1,047	$1,255
Josh Jenkins	4	$1,028	0	$0	4,515	$747	$1,776
Joe Smith	1	$49	0	$0	6,029	$720	$769
Gene Frerichs	1	$129	0	$0	3,211	$362	$491
Jackson Lee	2	$178	0	$0	3,135	$387	$565
Case Eichenberger	1	$129	0	$0	3,921	$569	$914

The table beginning on page 39 of the SAI showing the dollar range of equity securities owned by each Portfolio Manager in the Funds has been replaced with the following;

Rusty Vanneman

Over $100,000 (CLS Growth and Income Fund)

$10,001 - $50,000 (CLS Global Diversified Equity Fund)

$1 - $10,000 (CLS International Equity Fund)

$1 - $10,000 (CLS Flexible Income Fund)

$1 - $10,000 (CLS Global Aggressive Equity Fund)

Marc Pfeffer	$10,001 to $50,000 (CLS Global Diversified Equity Fund) $10,001 to $50,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Flexible Income Fund)
Grant Engelbart	$10,001 to $50,000 (CLS Global Aggressive Equity Fund) $10,001 to $50,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund)
Konstantin Etus	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS International Equity Fund) $1 - $10,000 (CLS Global Aggressive Equity Fund) $1 - $10,000 (CLS Growth and Income Fund)
Josh Jenkins	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Flexible Income Fund)
Joe Smith	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund) $1 - $10,000 (CLS Global Aggressive Equity Fund) $1 - $10,000 (CLS International Equity Fund)
Gene Frerichs	$10,001 to $50,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund)
Jackson Lee	$1 - $10,000 (CLS Global Diversified Equity Fund) $1 - $10,000 (CLS Growth and Income Fund)
Case Eichenberger	$1 - $10,000 (CLS Global Diversified Equity Fund)

This Supplement, and the existing Prospectus dated September 1, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, is incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-866-811-0225.

Supplement dated February 26, 2018